ABN AMRO Funds
                                 Common Shares
                                Investor Shares

                     Supplement dated July 21, 2000 to each
                          Prospectus dated May 1, 2000

Money Market Funds: Money Market Fund(US), Government Money Market Fund(US), Treasury Money Market Fund(US) and Tax-Exempt Money Market Fund(US)

U.S. Equity Funds: Value Fund(US), Growth Fund(US), Small Cap Fund(US) and Real Estate Fund(US)

International  Funds:   International  Equity  Fund(US),  Europe  Equity  Growth
Fund(US), Asian Tigers Fund(US), Latin America Equity Fund(US) and International Fixed Income Fund(US)

Balanced Fund:  Balanced Fund(US)

U.S. Fixed Income Funds: Fixed Income Fund(US) and Tax-Exempt Fixed Income Fund(US)

This supplement supercedes and replaces any existing supplement to each Prospectus. This supplement provides new and additional information beyond that contained in each Prospectus. The "Where to Find it" section herein, if applicable, refers to the specific section in each Prospectus that the new and additional information supplements. This supplement should be retained and read in conjunction with each Prospectus, as applicable.

Signature  Guarantee Information:

If your exchange or redemption request is for more than $50,000, or if you are requesting that the proceeds from your redemption be sent to an address or an account that is different from what we have on our records, then we may require a written redemption request with a medallion signature guarantee from an eligible guarantor (a notarized signature is not sufficient).

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

Where to Find it: Exchanging Shares and Selling Shares
Common Shares/Domestic Funds - Pages 39 and 41
Common  Shares/International  Funds - Pages 21 and 23
Investor  Shares - Pages 48 and 50

Redemption  Fee  Information:

Beginning August 1, 2000, a 2% redemption fee will be assessed on the redemption of shares (including those made in exchanges) that have been held for 90 days or less. The redemption fee applies to the International Equity Fund(US), Europe Equity Growth Fund(US), Asian Tigers Fund(US) and Latin America Equity Fund(US) (the "International Equity Funds").

Purchases of shares (including those made in exchanges) of the International Equity Funds made on or after August 1, 2000 will be subject to the 2% redemption fee. Purchases made before August 1, 2000 will not be subject to the fee.

Where to Find it:  Exchanging  Shares
Common  Shares/InternationalFunds - Page 22
Investor  Shares - Page 49

Fund Closing  Information:

Effective
August 1, 2000, shares of the International Fixed Income Fund(US) will no longer be offered for sale to new investors. On September 15, 2000, all shares of the Fund still outstanding will be redeemed and the Fund will be closed.

Portfolio Manager Information:

Messrs. Bettnick, Maas, Maters, Moolenburgh, Niehoff, Ploeger and Postma and Ms. Pals-de Groot, members of the International Equity Team, are jointly and primarily responsible for the day-to-day management of the International Equity Fund(us). Mr. Maters has been a member of the International Equity Team since November 1999 and the other portfolio managers since April 1999.

Where to Find it: Investment Advisor
Common  Shares/International  Funds -Page 26
Investor Shares - Page 54


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

   For more information, please call the ABN AMRO Funds or visit the website:
                                 1-800-443-4725
                            www.abnamrofunds-usa.com

ABN-A-041-01

                                 ABN AMRO Funds
                                 Common Shares
                                Investor Shares

                     Supplement dated July 21, 2000 to the
                       Statement of Additional Information
                               dated May 1, 2000

Money Market Funds: Money Market Fund(US), Government Money Market Fund(US), Treasury Money Market Fund(US) and Tax-Exempt Money Market Fund(US)

U.S. Equity Funds: Value Fund(US), Growth Fund(US), Small Cap Fund(US) and Real Estate Fund(US)

International  Funds:   International  Equity  Fund(US),  Europe  Equity  Growth
Fund(US), Asian Tigers Fund(US), Latin America Equity Fund(US) and International Fixed Income Fund(US)

Balanced Fund:  Balanced Fund(US)

U.S. Fixed Income Funds: Fixed Income Fund(US) and Tax-Exempt Fixed Income Fund(US)

This supplement supercedes and replaces any existing supplement to the Statement of Additional Information ("SAI"). This supplement provides new and additional information beyond that contained in the SAI. The "Where to Find it" section herein, if applicable, refers to the specific section in the SAI that the new and additional information supplements. This supplement should be retained and read in conjunction with the SAI.

Signature  Guarantee  Information:

If your exchange or redemption request is for more than $50,000, or if you are requesting that the proceeds from your redemption be sent to an address or an account that is different from what we have on our records, then we may require a written redemption request with a medallion signature guarantee from an eligible guarantor (a notarized signature is not sufficient).

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

Where to Find it:
Purchase  and  Redemption  of  Shares  - Page  54

Redemption  Fee  Information:

Beginning August 1, 2000, a 2% redemption fee will be assessed on the redemption of shares (including those made in exchanges) that have been held for 90 days or less. The redemption fee applies to the International Equity Fund(US), Europe Equity Growth Fund(US), Asian Tigers Fund(US) and Latin America Equity Fund(US) (the "International Equity Funds").

Purchases of shares (including those made in exchanges) of the International Equity Funds made on or after August 1, 2000 will be subject to the 2% redemption fee. Purchases made before August 1, 2000 will not be subject to the fee.

Where to Find it:  Purchase and  Redemption of Shares - Page 55

Fund Closing  Information:

Effective August 1, 2000, shares of the International Fixed Income Fund(US) will no longer be offered for sale to new investors. On September 15, 2000, all shares of the Fund still outstanding will be redeemed and the Fund will be closed.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

   For more information, please call the ABN AMRO Funds or visit the website:
                                 1-800-443-4725
                            www.abnamrofunds-usa.com



ABN-A-040-01